Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Beginning of year	4,856,356	5,858,848	6,951,373
Add (deduct):
Granted	1,835,145	1,876,109	2,383,475
Vested	(2,691,337)	(2,811,070)	(3,220,671)
Forfeited	(121,087)	(67,531)	(255,329)
End of year	3,879,077	4,856,356	5,858,848
Weighted Average Grant Date Fair Value
Beginning of year	$ 38.56	$ 30.47	$ 26.18
Granted	49.61	45.55	32.01
Vested	31.85	26.41	22.53
Forfeited	43.98	36.10	28.03
End of year	$ 48.28	$ 38.56	$ 30.47
Unrecognized compensation cost related to unvested equity awards	$ 95.9
Period of recognition of compensation expense related to unvested equity awards	2 years 3 months 18 days
Dividend Equivalent Units
Add (deduct):
Granted	210,159	144,668	157,396
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	726,712
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest Number	1,740,712